Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Schedule of other current assets
	December 31,
	2015	2016

Grants from the Authority	$124,862	$56,514
Government authorities	14,579	70,332
Account receivables	11,816	18,607
Other	1,863	7,051

	$153,120	$152,504